Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Effective Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	$ 227,800,000	$ 146,200,000
Realization of recorded tax benefits on tax loss carryforwards	66,920,000	50,404,000
Recognized interest and penalties	100,000	700,000	800,000
Accrued interest and penalties	1,800,000	2,000,000
Impact of effective tax rate recognized	16,100,000
Income tax examination year	2010
2015 Through 2019 [Member]
Schedule Of Effective Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	13,100,000
Beyond 2019 [Member]
Schedule Of Effective Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	$ 214,700,000